Unsecured senior notes (Details 2) - CNY (¥) ¥ in Millions		Dec. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Total	[1]	¥ 41,675	¥ 31,705
Unsecured Senior Note
Debt Instrument [Line Items]
Within 1 year		3,514
Between 1 to 2 years		0
Between 2 to 3 years		0
Between 3 to 4 years		0
Between 4 to 5 years		4,885
Beyond 5 years		2,016
Total		10,415
Convertible Notes Payable
Debt Instrument [Line Items]
Within 1 year		0
Between 1 to 2 years		0
Between 2 to 3 years		0
Between 3 to 4 years		14,058
Between 4 to 5 years		0
Beyond 5 years		0
Total		¥ 14,058

[1]	As of December 31, 2025, the major long-term debts were listed as below.